Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalent Balances

Cash and cash equivalent balances at December 31 are summarized as follows:

(in thousands)	2011	2010
Cash and cash equivalents in domestic accounts	$263,853	347,734
Cash and cash equivalents in foreign accounts	52,484	47,061

Total	$316,337	394,795